Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and Other Receivables.
Prepayments and Other Receivables

	December 31,	December 31,
	2022	2021

	(€ in thousands)
Prepayments	2,449	3,136
Eli Lilly up-front receivable	56,254	—
Other receivables	375	268
	59,078	3,404